Basis of Presentation, Use of Estimates and Significant Accounting Policies (Useful Lives for Property, Equipment and Capitalized Software) (Details)	12 Months Ended
Dec. 31, 2010
Leasehold Improvements [Member]
Estimated useful lives of the assets, Minimum	7
Buildings [Member]
Estimated useful lives of the assets, Minimum	35
Estimated useful lives of the assets, Maximum	40
Furniture Fixtures And Equipment[Member]
Estimated useful lives of the assets, Minimum	3
Estimated useful lives of the assets, Maximum	7
Capitalized Software [Member]
Estimated useful lives of the assets, Minimum	3
Estimated useful lives of the assets, Maximum	5